Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                   Institutional

Treasury Assets

Formerly Institutional Treasury Assets Fund, a BT Mutual Fund

A Member of the
Deutsche Bank Group
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

Treasury Assets Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................   3

              TREASURY ASSETS INSTITUTIONAL
                 Schedule of Investments ............................   6
                 Statement of Assets and Liabilities ................   8
                 Statement of Operations ............................   9
                 Statements of Changes in Net Assets ................  10
                 Financial Highlights ...............................  11
                 Notes to Financial Statements ......................  12


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2

Treasury Assets Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Treasury Assets Institutional (the "Fund"), providing a detailed review of the market, the portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Treasury Assets Institutional. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
Concerns over Y2K proved to be unfounded as the new century rolled in without a glitch. Thus, the major factors impacting the money markets over the first half of 2000 were the ongoing strength of the U.S. economy and the interest rate increases by the Federal Reserve Board in response to such strength. These factors combined to push yields on short-term money market securities significantly higher.

THE U.S. ECONOMY CONTINUED TO EXPAND OVER THE SEMI-ANNUAL PERIOD, CAUSING ALARM AMONG THE FINANCIAL MARKETS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o Existing home sales in the U.S. soared through the first half of 2000, as did durable goods orders and retail sales.
o At the same time, productivity improvements and competitive pressures held prices steady. Both the Consumer Price Index and Producer Price Index reflected these steady prices, providing a glimmer of hope to the financial markets that perhaps the Federal Reserve Board would remain on the sidelines.
o Nominal GDP, however, continued to surge, pushing the year-over-year growth rate to 7%. These numbers put the financial markets on notice that the Fed was probably not done raising interest rates.
IN FACT, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS 0.75% RATE INCREASE IN 1999 WITH THREE ADDITIONAL INTEREST RATE HIKES, TOTALING ANOTHER 1.00%, IN THE FIRST HALF OF 2000 -- ON FEBRUARY 2, MARCH 21, AND MAY 16.
o The Federal Reserve Board continued to take a hard stance against inflation and argued that labor force growth and productivity could not indefinitely support the pace of the economy.

                             STATUS AT JUNE 30, 2000
                            Average maturity: 35 days
                            Net assets: $579 million

INVESTMENT REVIEW
                                             CUMULATIVE TOTAL            AVERAGE ANNUAL
                                                  RETURNS                 TOTAL RETURNS          ANNUALIZED

                                                                                             7 day        7 day
   Periods ended                      Past 6     Past 1      Since     Past 1       Since   current   effective
   June 30, 2000                      months       year   inception      year   inception     yield       yield

Treasury Assets Institutional 1
   (inception 12/1/97)                 2.92%     5.58%      14.39%      5.58%       5.35%      6.34%      6.54%
----------------------------------------------------------------------------------------------------------------
 iMoneyNet Institutional
   Government Money Funds
   Average 2                           2.76%     5.25%      13.58%*     5.25%       5.05%*     5.93%      6.11%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. Yields quoted for money market funds most closely reflect the fund's current earnings. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
  Performance figures assume the reinvestment of dividends. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The iMoneyNet, Inc.  Money Fund Report Averages, a  service of iMoneyNet, Inc.
  (formerly the IBC Financial Data, Inc.) are averages for categories of similar money market funds.
* Benchmark returns are for the period beginning November 30, 1997.

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                                        3

Treasury Assets Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on net assets)

U.S. Treasury Notes                    11%
U.S. Government and Agency Obligations 19%
Floating Rate Notes                     5%
Repurchase Agreements                  65%

o The Federal Reserve Board raised interest rates by 0.25% in February and March, but stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy not slowing, prompting a 0.50% increase in May.
o Following its June meeting, the Federal Reserve Board explained that the slowing of domestic demand was the reason for its holding the federal funds rate steady that month, but it reiterated the point that core inflation was rising. Thus, the Fed warned such a neutral stance, based on signs of the economy cooling, was "tentative and preliminary."
o On June 30, 2000, the targeted federal funds rate stood at 6.50%.

ALTHOUGH MONEY MARKET YIELDS IN GENERAL ROSE SUBSTANTIALLY DURING THE SIX MONTH PERIOD, A STRONG TECHNICAL CONDITION KEPT TREASURY YIELDS FROM RISING IN TANDEM WITH THE OTHER MARKETS.
o There were three major reasons contributing to Treasuries being an expensive market during this period. These were:
  -- investors' decisions to remain on the sidelines to avoid volatile equity and bond markets while the Federal Reserve Board continued to raise interest rates
  -- the government's cutback in overall issuance of Treasuries, and -- the U.S. Treasury's buyback program of 30-year issues with budget surplus monies.
o The combination of these factors led to greater demand and less supply.

We were able to produce competitive yields during the six month period in Treasury Assets Institutional. Once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical factors. Thus, our strategy during the first half of the year was to maintain a somewhat shorter than average duration, taking advantage of the higher yields offered by repurchase agreements, federal agencies, and cash management bills when opportunities presented themselves.

MANAGER OUTLOOK
Looking ahead to the second half of the year, we expect that the "soft landing" scenario -- slower economic growth without inflation -- should play out.
Economic indicators announced late in the semi-annual period were a little weaker than those reported in prior months, including a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. We feel that these weaker numbers will enable the Federal Reserve Board to stay on hold for a couple of months, although we are not convinced that the Federal Reserve Board has completed its cycle of interest rate increases.

The larger question for the Federal Reserve Board may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy. A moderation of energy prices would reduce these pressures.

In Treasury Assets Institutional, we intend to continue to concentrate on repurchase agreements, since the yields have often been substantially higher than short-term Treasury securities. We will likely manage the Fund with a neutral position, while we continue to assess economic data for further signs of the direction of the economy.

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                                        4

Treasury Assets Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of Treasury Assets Institutional and look forward to continuing to serve your investment needs for many years ahead.

                         /S/ SIGNATURE DARLENE M. RASEL
                                Darlene M. Rasel
               Portfolio Manager of TREASURY ASSETS INSTITUTIONAL
                                  June 30, 2000

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                                        5

Treasury Assets Institutional
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SCHEDULE OF INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                     SECURITY                                VALUE

            FLOATING RATE NOTES -- 5.4%
            Federal Home Loan Bank,
               Daily Variable Rate,
$ 7,140,000    4.65%, 10/20/00 ..................................   $ 7,105,837
                                                                    -----------
            Federal Home Loan Bank,
               Monthly Variable Rate:
 10,000,000    6.465%, 7/12/00 ..................................     9,999,877
  4,000,000    6.35%, 2/2/01 ....................................     3,997,521
                                                                    -----------
                                                                     13,997,398
                                                                    -----------
            Federal National Mortgage Association,
               Daily Variable Rate,
 10,000,000    6.83%, 7/17/00 ...................................     9,999,809
                                                                    -----------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $31,103,044) .................................    31,103,044
                                                                    -----------
            AGENCY OBLIGATIONS -- 19.2%
            Federal Home Loan Mortgage Corporation
 30,000,000    6.57%, 7/3/00 ....................................    30,000,000
 20,000,000    6.42%, 8/3/00 ....................................    19,889,433
  8,000,000    6.425%, 8/15/00 ..................................     7,938,606
 10,000,000    6.46%, 8/31/00 ...................................     9,894,128
                                                                    -----------
                                                                     67,722,167
                                                                    -----------
            Federal National Mortgage Association
 10,000,000    5.935%, 8/3/00 ...................................     9,948,893
 19,042,000    6.49%, 9/21/00 ...................................    18,767,372
  7,000,000    6.55%, 11/1/00 ...................................     6,845,893
  8,000,000    6.515%, 12/7/00 ..................................     7,772,699
                                                                    -----------
                                                                     43,334,857
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
   (Amortized Cost $111,057,024) ................................   111,057,024
                                                                    -----------

            U.S. TREASURY NOTES -- 11.0%
  9,000,000    6.125%, 7/31/00 ..................................     9,001,193
 15,000,000    4.00%, 10/31/00 ..................................    14,894,382
 10,000,000    5.75%, 10/31/00 ..................................     9,982,887
 30,000,000    4.625%, 11/30/00 .................................    29,808,673
                                                                    -----------
                                                                     63,687,135
                                                                    -----------
TOTAL U.S. TREASURY NOTES
   (Amortized Cost $63,687,135) .................................    63,687,135
                                                                    -----------

See Notes to Financial Statements.
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                                        6

Treasury Assets Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2000 (Unaudited)


   PRINCIPAL
    AMOUNT                     SECURITY                                VALUE

            REPURCHASE AGREEMENTS -- 64.7%

$20,000,000    Banque Paribas, 6.32%, 7/5/00 (dated 6/20/00,
                collaterized by $130,965, U.S. Treasury
                Strip, 5.75%, due 10/31/02, market value
                $133,584 and $ 20,061,987, U.S. Treasury
                Bond, 7.50% to 8.00%, due 11/15/18
                to11/15/21, market value $20,295,093 and
                $14,036, Federal Mortagage Acceptance Corp.,
                6.791%, due 1/1/28, market value $14,239) .......  $ 20,000,000

 20,000,000  Chase Manhattan, 6.50%, 7/5/00 (dated 6/29/00,
                collaterized by $20,402,507, U.S. Treasury
                Note, 5.875%, due 11/15/04, market value
                $20,241,750) ....................................    20,000,000

 20,000,000  Credit Suisse First Boston, 6.39%, 8/7/00 (dated 6/7/00, collateralized by U.S. Treasury Strip 1,
                6.075% to 6.625%, due from 11/15/26 to
                8/15/27, market value $20,678,809) ..............    20,000,000

 25,000,000    Credit Suisse First Boston, 6.55%,
                7/3/00 (dated 6/30/00, collaterized by
                $12,979,133, U.S. Treasury Note, 7.75%, due
                2/15/01, market value $12,616,748 and,
                $52,903, Federal National Mortgage
                Association Strip 1, 6.93%, due 2/15/08,
                market value $52,903 and $12,698,331, U.S.
                Treasury Strip 1, 5.75% to 6.125%, due from
                10/31/00 to 2/15/29, market value $12,698,331) ..    25,000,000

 39,588,203  Goldman Sachs and Co., 6.50%, 7/3/00
                (dated 6/30/00, collaterized by $39,588,437,
                U.S. Treasury Note, 5.50%, due 5/15/09,
                market value $40,091,855) .......................    39,588,203

 20,000,000  Greenwich Capital, Inc., 6.60%, 7/3/00
                (dated 6/30/00, collaterized by $20,401,274,
                U.S. Resolution Funding Strip 1, 6.33% to
                6.64%, due from 7/15/00 to 1/15/30, market
                value $20,401,274), .............................    20,000,000

 20,000,000  J.P. Morgan Inc., 6.40%, 7/3/00 (dated 6/29/00, collateralized by $20,000,287, U.S. Treasury
                Note, 6.625%, due 1/30/02, market value
                $20,179,331) ....................................    20,000,000

 20,000,000  Merrill Lynch and Co., 6.53%, 8/7/00 (dated 6/6/00, collaterized by $3,134,170, Federal Home
                Loan Bank, 8.508%, due 8/11/17, market value
                $3,134,170 and $7,891,840, Federal Home Loan
                Mortgage Corp., 8.153%, due 1/26/18, market
                value $7,891,840 and $9,374,114, Federal
                National Mortgage Association, 5.90% to
                8.51%, due 2/11/04 to 6/22/18, market value
                $9,222,379) .....................................    20,000,000

 20,000,000  Morgan Stanley Dean Witter and Co., 6.39%, 8/7/00
                (dated 6/7/00, collaterized by $20,102,108,
                U.S. Treasury Note, 6.25%, due 10/31/01,
                market value $20,293,219) .......................    20,000,000

 20,000,000  Salomon Smith Barney, 6.32%, 7/5/00 (dated 6/20/00, collaterized by $20,000,243, U.S. Treasury
                Note, 6.375%, due 6/30/02, market value
                $20,400,400) ....................................    20,000,000

 18,000,000  Swiss Bank Corp., 6.45%, 9/12/00 (dated 6/13/00, collaterized by $18,364,899, U.S. Treasury
                Inflation Index Bond, 3.625%, due 7/15/02,
                market value $18,062,724) .......................    18,000,000

 50,000,000  UBS Warburg LLC., 6.55%, 7/3/00 (dated 6/30/00, collaterized by 51,004,014, U.S. Treasury
                Inflation Index Bond, 3.625%, due 7/15/02,
                market value $50,164,797) .......................    50,000,000

 82,044,108  West Deutsche Landesbank Girozentrale, 6.55%, 7/3/00
                (dated 6/30/00, collaterized by $82,088,890,
                U.S. Treasury Bond, 7.50%, due 11/15/24,
                market value $82,044,108) .......................    82,044,108
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $374,632,311) ................................   374,632,311
                                                                    ===========
TOTAL INVESTMENTS
   (Amortized Cost $580,479,514) .......................   100.3%   580,479,514

LIABILITIES IN EXCESS OF OTHER ASSETS ..................    (0.3)    (1,548,151)
                                                           -----   -------------
NET ASSETS .............................................   100.0%  $578,931,363
                                                           =====   ============

See Notes to Financial Statements.
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                                        7

Treasury Assets Institutional
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STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                 JUNE 30, 2000

ASSETS
   Investment at Value (Amortized Cost $580,479,514) .........   $ 580,479,514
   Cash ......................................................          31,900
   Interest Receivable .......................................       1,501,212
   Prepaid Expenses and Other ................................          10,980
                                                                 -------------
Total Assets .................................................     582,023,606
                                                                 -------------
LIABILITIES
   Dividends Payable .........................................       3,010,842
   Due to Bankers Trust ......................................          68,416
   Accrued Expenses and Other ................................          12,985
                                                                 -------------
Total Liabilities ............................................       3,092,243
                                                                 -------------
NET ASSETS ...................................................   $ 578,931,363
                                                                 -------------
                                                                 -------------
COMPOSITION OF NET ASSETS
   Paid-in Capital ...........................................   $ 578,940,336
   Distributions in Excess of Income .........................          (4,341)
   Accumulated Net Realized Loss from Investment
      Transactions ...........................................          (4,632)
                                                                 -------------
NET ASSETS ...................................................   $ 578,931,363
                                                                 =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) ........................     578,933,851
                                                                 =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ................   $        1.00
                                                                 =============

See Notes to Financial Statements.
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                                        8

Treasury Assets Institutional
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STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Interest Income .........................................       $ 19,120,129
                                                                   ------------
EXPENSES
   Advisory Fees ...........................................            496,954
   Administration and Services Fees ........................            331,696
   Professional Fees .......................................             12,102
   Trustees Fees ...........................................              2,773
   Miscellaneous ...........................................                615
                                                                   ------------
Total Expenses .............................................            844,140
Less: Fee Waivers and/or Expense Reimbursements ............           (329,978)
                                                                   ------------
Net Expenses ...............................................            514,162
                                                                   ------------
NET INVESTMENT INCOME ......................................         18,605,967

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS ...............              1,102
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................       $ 18,607,069
                                                                   ============

See Notes to Financial Statements.
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                                        9

Treasury Assets Institutional
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STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE SIX          FOR THE
                                                         MONTHS ENDED         YEAR ENDED
                                                           JUNE 30,          DECEMBER 31,
                                                            2000 1               1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................   $    18,605,967    $    31,599,525
   Net Realized Gain (Loss) from Investments ........             1,102             (4,014)
                                                        ---------------    ---------------
Net Increase in Net Assets from Operations ..........        18,607,069         31,595,511
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ............................       (18,605,967)       (31,599,525)
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)2
   Proceeds from Sales of Shares ....................     1,463,078,189      3,152,772,659
   Cost of Shares Redeemed ..........................    (1,523,014,368)    (3,002,127,706)
                                                        ---------------    ---------------
Net Increase (Decrease) from Capital Transactions in
   Shares of Beneficial Interest ....................       (59,936,179)       150,644,953
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............       (59,935,077)       150,640,939
NET ASSETS
   Beginning of Period ..............................       638,866,440        488,225,501
                                                        ---------------    ---------------
   End of Period ....................................   $   578,931,363    $   638,866,440
                                                        ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.
2 As of June 30, 2000 and December 31,1999, one shareholder held 8% and 7% of the Fund's outstanding shares, respectively.

See Notes to Financial Statements.
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                                       10

Treasury Assets Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for Treasury Assets Institutional.

                                               FOR THE SIX              FOR THE YEARS           FOR THE PERIOD
                                              MONTHS ENDED              ENDED JUNE 30,         DEC. 1, 1997 2 TO
                                             JUNE 30, 2000 1         1999           1998         DEC. 31, 1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........   $ 1.00             $ 1.00         $ 1.00            $  1.00
                                                 ------             ------         ------            -------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income .....................     0.03               0.05           0.05             0.0046
   Net Realized Gain from Investment
     Transactions ............................     0.00 3             0.00 3         0.00 3             0.00 3
                                                 ------             ------         ------            -------
Total from Investment Operations .............     0.03               0.05           0.05             0.0046
                                                 ------             ------         ------            -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .....................    (0.03)             (0.05)         (0.05)           (0.0046)
                                                 ------             ------         ------            -------
NET ASSET VALUE, END OF PERIOD ...............   $ 1.00             $ 1.00         $ 1.00            $  1.00
                                                 ======             ======         ======            =======
TOTAL INVESTMENT RETURN ......................     2.92%              4.97%          5.33%              0.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .......................... $578,931           $638,866       $488,226           $ 94,386
   Ratios to Average Net Assets:
   Net Investment Income .....................     5.86%4             4.86%          5.24%              5.43%4
   Expenses After Waivers ....................     0.16%4             0.16%          0.16%              0.16%4
   Expenses Before Waivers ...................     0.26%4             0.26%          0.27%              0.97%4

--------------------------------------------------------------------------------
1 Unaudited.
2 The Fund's inception date.
3 Less than $0.01 per share.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Treasury Assets Institutional (the "Fund") is offered to "accredited investors" as defined under the Securities Act of 1933. The Fund began operations and offering shares of beneficial interest on December 1, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Fund. The following summarizes the significant accounting policies of the Fund:

B. VALUATION OF SECURITIES
Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains earned by the Fund, if any, are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

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                                       12

Treasury Assets Institutional
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS (Unaudited)

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .10% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Fund pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit all expenses to .16% of the average daily net assets of the Fund.

At June 30, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

NOTE 3 -- CAPITAL LOSS CARRYFORWARDS
At June 30, 2000, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $538, which will expire in 2007.

NOTE 4 -- FUND NAME CHANGE
On April 30, 2000, the Fund changed its name from BT Institutional Treasury Assets Fund to Treasury Assets Institutional.

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For information on how to invest,  shareholder  account  information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.


Treasury Assets Institutional                                   CUSIP #055924815
                                                                1664SA (06/00)

Exclusive Placement Agent:
ICC Distributors, Inc.